Provisions and Other Contingencies - Additional Information (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Tax Other Than Income Tax Contingent Liability
Disclosure Of Other Provisions [Line Items]
Claims (excluding demands from Income tax authorities)	$ 82	₨ 5,990	$ 30	₨ 2,300
Provision for Post Sales Client Support and Other Provisions
Disclosure Of Other Provisions [Line Items]
Description of expected period to be utilized	1 year